BUSINESS COMBINATION (Details Narrative) - USD ($)		12 Months Ended
	Feb. 14, 2024	Dec. 31, 2024	Dec. 31, 2023
Common stock, shares outstanding	164,614,418	177,991,365	119,999,989
Merger transaction costs	$ 7,728,681	$ 7,499,353
Transaction costs charged to equity	229,328
New issuance value	$ 3,613,000	$ 3,613,000
Earnout Shares [Member]
Earnout shares issuable	24,500,000
Tevogen Bio [Member]
Ownership percentage		91.00%